Income Taxes	12 Months Ended
Feb. 28, 2018
Income Tax Disclosure [Abstract]
Income Taxes
8.	INCOME TAXES

Income tax expense consist of the following:

	For the year ended
	February 29, 2016	February 28, 2017	February 28, 2018
	RMB	RMB	RMB	USD
Current income tax expense:
PRC	5,329	20,334	29,458	4,655
Deferred income tax expense:
PRC	(488)	(530)	(3,034)	(479)
Total income tax expense	4,841	19,804	26,424	4,176

Cayman Islands

Four Seasons Education (Cayman) Inc. is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Four Seasons Education (Cayman) Inc. is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

The Company subsidiary, Four Seasons  Education (Hong Kong) Limited, is located in Hong Kong and is subject to an income tax rate of 16.5% for taxable income earned in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as it has no assessable income for the years ended February 29, 2016, February 28, 2017 and 2018.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), the Group’s subsidiaries and VIEs incorporated in the PRC are subject to statutory rate of 25%.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group’s deferred tax assets and liabilities were as follows:

	As at
	February 28, 2017	February 28, 2018
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carry-forward	580	2,164	341
Rental	389	1,733	274
Accrued expenses	—	1,250	198
Property and equipment, net	49	115	18
Less: valuation allowance	—	(1,210)	(191)
Total deferred tax assets	1,018	4,052	640

As of February 28, 2018 tax loss carry-forward amounted to RMB 8,655(US$1,368), and would expire from calendar year 2020 to 2023, respectively. The Group operates its business through its subsidiaries and VIEs. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. A valuation allowance of RMB 1,210(US$191) had been established as of February 28, 2018, in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future. .

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%. The Group is not subject to any other uncertain tax position.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to the calendar year of 2017, the Group is subject to examination of the PRC tax authorities.

Aggregate undistributed earnings of the Group’s PRC subsidiaries and VIEs that are available for distribution was RMB1,215, RMB47,344 and RMB106,240(US$16,789) as of February 29, 2016, February 28, 2017 and 2018, respectively.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Group’s subsidiaries have been provided as of February 28, 2018.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Group does not accrue deferred tax liabilities on the earnings of the VIE given that the Group will ultimately use the means.

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended February 29, 2016, February 28, 2017 and 2018 are as follows:

	For the year ended
	February 29,	February 28,	February 28,
	2016	2017	2018
Statutory income tax rate	25%	25%	25%
Non-deductible expenses	(14%)	15%	13%
Additional tax deduction	1%	(6%)	—
Effect of different tax rate of subsidiary operation in other jurisdiction	(31%)	19%	(1%)
Effect of valuation allowance	—	—	2%
Effective tax rate	(19%)	53%	39%